Business Combination (Acquisition of NationSky) (Narrative) (Details) (USD $)	12 Months Ended							0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Customer relationship [Member]	Dec. 31, 2012 Revenue sharing agreement [Member]	Dec. 31, 2012 Non-compete agreement [Member]	Dec. 31, 2012 Technology of platform to develop customized mobile applications [Member]	May 11, 2012 NationSky [Member]	Dec. 31, 2012 NationSky [Member]	May 11, 2012 NationSky [Member] Customer relationship [Member]	May 11, 2012 NationSky [Member] Revenue sharing agreement [Member]	May 11, 2012 NationSky [Member] Non-compete agreement [Member]	May 11, 2012 NationSky [Member] Technology of platform to develop customized mobile applications [Member]	May 11, 2012 NationSky [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired								55.00%
Purchase consideration, cash payment								$ 3,157,000
Purchase consideration, number of shares														2,300,000
Purchase consideration, fair value of shares								4,196,000						4,196,000
Identified intangible assets, amount										1,310,000	2,462,000	347,000	939,000
Identified intangible assets, estimated useful life				6 years 6 months	7 years 7 months 6 days	6 years 7 months 6 days	4 years 3 months 18 days	6 years 9 months 18 days
Net revenues	91,768,000	40,671,000	17,695,000						12,552,000
Net income	$ 9,962,000	$ 10,250,000	$ (9,830,000)						$ 1,184,000
Percentage of net revenues of acquiree's to consolidated net revenues									13.70%
Percentage of net income of acquiree's to consolidated net income									11.90%